Subsequent events (Detail) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2016	Mar. 31, 2025 USD ($) aircraft award shares	Dec. 31, 2024 USD ($) aircraft	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 12, 2025 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividend payable annual percentage	40.00%
Share-based compensation expense | $			$ 5.5	$ 4.4	$ 5.2
Number of new aircrafts purchased | aircraft			4
B-737-Max
Disclosure of non-adjusting events after reporting period [line items]
Number of new aircrafts purchased | aircraft		6
Number of Aircrafts Owned | aircraft		57
2024 Dividend Plan
Disclosure of non-adjusting events after reporting period [line items]
Dividends payable (in dollars per share) | $ / shares						1.61
Announcement of new equity awards
Disclosure of non-adjusting events after reporting period [line items]
Number of share-based compensation awards approved | award		3
Number of shares authorized for grant (in shares) | shares		39,653
Share-based arrangement, vesting period		3 years
Fair value of non-vested stock awards | $		$ 3.9
Share-based compensation expense | $		$ 1.9